Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 35,926	¥ 38,395
Securities lending transactions	[1]	2,139	1,675
Total		38,064	40,070
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		17,567	16,755
Securities lending transactions		1,577	1,303
Total		19,145	18,058
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		14,290	17,725
Securities lending transactions		454	302
Total		14,744	18,027
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,971	1,986
Securities lending transactions		0	0
Total		1,971	1,986
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		2,097	1,929
Securities lending transactions		107	70
Total		¥ 2,204	¥ 1,999

[1]	The above table does not include securities-for-securities lending transactions of ¥125 billion at March 31, 2025, and ¥126 billion at September 30, 2025, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.